U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.      Name and address of issuer:

        Pennsylvania Daily Municipal Income Fund, Inc.
        600 Fifth Avenue
        New York, New York 10020-2302

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2.      Name of each series or class of securities  for which this Form is filed
        (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series: |X|

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3.      Investment Company Act File Number:   811-6681

        Securities Act File Number:           33-48014

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4(a).   Last day of fiscal year for which this Form is filed:

        November 30, 1997

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4(b).   [ ]   Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
              (See Instruction A.2)

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Note: If the form is being filed late, interest must be paid on the registration fee due.

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4(c).   [ ]   Check box if this is the last time the issuer will be filing this
              Form.


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
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5. Calculation of registration fee:
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

        (i)    Aggregate sale price of securities sold during the fiscal         $116,434,055.09
               year pursuant to section 24(f):                                  -----------------

        (ii)   Aggregate  price  of  securities  redeemed   -$    117,158,352.60
               or repurchased during the fiscal year:       --------------------

        (iii)  Aggregate price of securities redeemed       -                -0-
               or repurchased during any prior fiscal year  --------------------
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:

        (iv)   Total available redemption credits                               -$117,158,352.60
               [add items 5(ii) and 5(iii)]:                                    -----------------


        (v)    Net sales--if item 5(i) is greater than Item 5(iv)               $           0.00
               [subtract Item 5(iv) from Item (i)]:                             -----------------

        (vi)   Redemption  credits  available for use       $       (724,297.51)
               in future years---if item 5(i) is less than     -----------------
               Item 5(iv) [subtract Item 5(iv)from Item (i)]:

        (vii)  Multiplier  for  determining  registration  fee (See             $     0.000295
               Instruction C.9):                                                -----------------

        (viii) Registration fee due [multiply Item 5(v) by Item 5 (vii)
               (enter "0" if no fee is due)                                     $           0.00
                                                                                -----------------


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6.      Prepaid Shares

        If the  response to Item 5(i) was  determined  by deducting an amount of securities  that  were  registered  under  the  Securities  Act of  1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the  amount of  securities  (number of shares or other  units)  deducted here: 7,840,182.06 . If there is a number  of shares or other units that were registered pursuant  to rule 24e-2 remaining  unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
           0      .
        ----------

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7.      Interest  due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                +$          0.00
                                                                                -----------------

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8.     The total  amount of the  registration  fee due plus any  interest due
       [line 5(viii) plus line 7]:

                                                                                =$           0.00
                                                                                -----------------

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9.     Date the  registration  fee and any  interest  payment was sent to the
       Commission's lockbox depository:

               Method of Delivery:

               [ ] Wire Transfer
               [ ] Mail or other means

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

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Bernadette N. Finn, Secretary
                                     Bernadette N. Finn, Secretary

Date: January 12, 1998


     * Please print the name and title of the signing officer below the signature.